Significant Accounting Policies: Equipment, Policy (Policies)	12 Months Ended
Jan. 31, 2020
Policies
Equipment, Policy	Equipment Equipment is recorded at cost and is being amortized over its estimated useful lives using the declining balance method at 30% per year.